Common shares and warrants	12 Months Ended
Dec. 31, 2012
Common shares and warrants

9. Common shares and warrants

Common shares

As of December 31, 2011 and 2012, the number of issued and outstanding common shares was 21,687,497 and 30,143,741, respectively. The change of number of common shares is as follows:

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In January 2012 and April 2012, the Company reached settlement agreements related to its arbitration with certain predecessor shareholders related to matters from the Share Exchange Agreement signed October 30, 2009. Pursuant to the settlement agreement (i) 2,471,968 shares were repurchased by the Company at an average price per share of $0.25 and such shares were cancelled, and (ii) 2,029,700 shares were surrendered and cancelled without consideration.

•	The Company issued 56,087 shares to its former CEO, including 33,333 shares to the vesting of certain restricted shares and 22,754 shares to settle certain obligations of the Company.

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On May 2, 2012, the Company divested 100% of the equity interests in Zhejiang Continental back to its original selling shareholders and eliminated the related acquisition contingent payable of $8,250 by issuing 1 million common shares of the Company at a price of $2.00 per share per agreement. A gain of $6,550 was recognized to the income statement.

•	On August 17, 2012, the holders of promissory convertible notes converted the principal at $3,000 and accrued interests of $149 to 3,148,833 ordinary shares at the conversion price $1 per share.

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On August 17, 2012, the Company entered into a stock purchase agreement with certain accredited investors, pursuant to which the Company sold in a PIPE transaction an aggregate of 6,100,000 shares of the Company’s common stock, par value $0.0001 per share, at a price per share of $1.00. The Company received aggregate gross proceeds of $6,100,000.00 at its first closing dated August 17, 2012.

•	On August 29, 2012, 158,515 shares were issued to ex-owners of HK Ad-Icon to offset earn-out liabilities of $198.

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On September 19, 2012, the Company closed on the second tranche of its stock purchase agreement with certain accredited investors, pursuant to which the Company sold in a PIPE transaction an aggregate of an additional 855,000 ordinary shares, at a price per share of $1.00.

•	With the disposal of Wuxi Ruizhong, the ex-owners of Wuxi Ruizhong returned back 132,272 shares, which were previously issued to pay off earn-out liabilities.

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In November 2012, the Company offered its warrant holders the right to exercise one-third of their warrants at a reduced exercise price of $1.25 and a total of $2.2 million was raised from the exercise of Warrants to purchase 1,771,749 of the Company’s ordinary shares in December 2012. In addition, pursuant to the terms of the offer, at the expiration date of the Warrants on February 20, 2013, 3,543,596 Warrants held by participating holders, representing two times the number of Warrants exercised, had their expiration date extended until December 26, 2013 and the exercise price of such Warrants were reduced to $2.50. Warrants not exercised or extended expired on February 19, 2013.

Warrants

Prior to the Business Combination, SearchMedia had a total of 13,400,000 warrants outstanding. Each warrant entitled the registered holder to purchase one share of the Company’s common stock at a price of $6.00 to $8.00 per share at any time commencing on the completion of a business combination. The warrants had a four year term and were originally to expire in November 2011. The Board of Directors of the Company approved an extension of the expiration date of its publicly held warrants and insider warrants with an exercise price of $6.00 per share, and underwriter warrants with an exercise price of $7.00 per share to November 2012 and then to February 19, 2013.

Upon completion of the business reverse acquisition, which was October 30, 2009, the Company has 15,347,401 warrants outstanding, which includes 1,519,182 warrants issued to the SearchMedia International shareholders or warrant holders in the business reverse acquisition and 428,219 warrants issued to the note holder.

Each warrant issued to a SearchMedia International shareholder or warrant holder in the business reverse acquisition and note holder entitles the registered holder to purchase one share of SearchMedia Holding’s common stock at a price ranging from $0.0001 to $8.14 per share, subject to adjustment, at any time. The exercise price and number of ordinary shares issuable on exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below their respective exercise prices. The warrants will expire three years from the date of issuance of such warrant.

In January 2010, the Company repurchased in aggregate 1,738,500 warrants in the open market for a total consideration of $3,809 under a Board authorized plan. During 2010, 1,460 warrants were exercised and the Company received net proceeds of $9. There were no warrants exercised during 2011.

On November 15, 2012 the Company offered to exercise warrants at a reduced exercise price, which the Company provided to its holders of Public Warrants, Insider Warrants, and Underwriter Warrants. The benefit for the warrant holders was computed bu using the Black-Scholes model for an approximate amount of $664. The opportunity to exercise up to one-third of a holder’s outstanding Warrants at a reduced exercise price expired at 5:00 p.m. Eastern Time on December 26, 2012. The Company raised a total of $2.2 million from proceeds received as a result of the exercise of Warrants to purchase 1,771,749 of the Company’s ordinary shares. In addition, pursuant to the terms of the offer on February 20, 2013, 3,543,498 Warrants held by participating holders, representing two times the number of Warrants exercised by such holders, had their expiration date extended until December 26, 2013 and the exercise price of such Warrants was reduced to $2.50 per share. Warrants not exercised or extended expired on February 19, 2013.

As of December 31, 2011 and 2012, there were 13,607,441 and 10,210,699 warrants for the common stock outstanding respectively.